Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Apr. 03, 2023	Mar. 31, 2023	Sep. 01, 2021	May 29, 2020	Apr. 22, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0002	$ 0.0002	$ 0.0002		$ 0.0002	$ 0.00015
Ordinary shares, shares authorized	500,000,000		500,000,000		500,000,000	500,000,000
Ordinary shares, shares issued	15,449,451		14,900,000
Ordinary shares, shares outstanding	15,449,451		14,900,000	14,900,000	9,000,000	12,000,000